General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses

8.General and administrative expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2023	2022	2021
Personnel expenses	13,055	15,249	10,713
Legal, consulting and audit expenses	5,382	8,299	8,134
Insurance expenses	2,800	3,493	2,613
Other expenses	3,438	5,034	2,758
	24,675	32,075	24,218